Other Payables	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other Payables
18.	Other Payables
Other payables as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Current
Accounts payable	￦	1,034,823	1,423,402
Accrued expenses		835,226	981,609
Dividend payable		4,046	4,371
Lease liabilities		181,774	149,384
Withholdings		133,492	307,102

	￦	2,189,361	2,865,868

Non-current
Accounts payable	￦	17,312	15,713
Accrued expenses		8,760	8,102
Lease liabilities		596,240	674,098
Long-term withholdings		56,697	92,489

	￦	679,009	790,402